Intangible Assets and Goodwill - Additional Information (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment loss	$ 37,984,681	$ 44,096,585
Discount rate on discounted cash flow	18.00%	18.00%
Terminal growth rate	2.50%	2.50%	2.00%
Impairment expense			$ 3,467,000
Pre-tax discount rate on discounted cash flow			14.25%
SugarLeaf
Disclosure Of Intangible Assets [Line Items]
Recoverable amount of cash generating unit	$ 69,395,970		$ 69,395,970